SCHEDULE OF MOVEMENT INVESTMENT IN LIFE INSURANCE POLICY (Details)			12 Months Ended
	Jul. 04, 2025 USD ($)	Jul. 04, 2025 HKD ($)	May 31, 2026 USD ($)	May 31, 2025 USD ($)
Insurance [Abstract]
Balance at beginning of the year
Add: cash premium paid to life insurance policy	$ 99,122	$ 774,200	99,098
Less: change in cash surrender value on investment in insurance policy			(22,297)
Less: allowance for expected credit losses			(113)
Exchange adjustment			(235)
Balance at end of the year			$ 76,453